Notes to the consolidated statements of income - Selling, general and administrative expense (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes to the consolidated statements of income
Distribution costs	€ 190,562	€ 203,278
General and administrative expense	585,082	578,876
Selling, general and administrative expense	€ 775,644	€ 782,154